Related Party Balances and Transactions	12 Months Ended
Jul. 31, 2020
Disclosure of transactions between related parties [abstract]
Related Party Balances and Transactions
(a)	Transactions with Key Management Personnel

Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly and indirectly, and by definition include the directors of the Company.

The Company compensated key management personnel as follows:

	Year ended July 31,
	2020	2019	2018
Administrative fees	$42,600	$23,238	$32,000

Administrative fees include salaries, director’s fees, and amounts paid to Hunter Dickinson Services Inc. (“HDSI”) (note 7(b)) for services provided to the Company by certain HDSI personnel who serve as directors or officers of the Company.

(b)	Entities with Significant Influence over the Company

Hunter Dickinson Inc. (“HDI”) and its wholly-owned subsidiary HDSI are private companies established by a group of mining professionals. HDSI provides services under contracts for a number of mineral exploration and development companies, and also to companies that are outside of the mining and mineral development space. The Company acquires services from a number of related and arms-length contractors, and it is at the Company’s discretion that HDSI provides certain contract services.

The Company’s Chief Executive Officer, President, Chairman, Chief Financial Officer, and Corporate Secretary are employees of HDSI and work for the Company under an employee secondment arrangement between the Company and HDSI.

Pursuant to an agreement dated June 1, 2008, HDSI provides certain technical, geological, corporate communications, regulatory compliance, and administrative and management services to the Company, on a non-exclusive basis as needed and as requested by the Company. As a result of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time employees or experts.

The Company is not obligated to acquire any minimum amount of services from HDSI. The monetary amount of the services received from HDSI in a given period of time is a function of annually set and agreed charge-out rates for and the time spent by each HDSI employee engaged by the Company.

HDSI also incurs third-party costs on behalf of the Company. Such third party costs include, for example, directors and officers insurance. Third- party costs are billed at cost, without markup.

There are no ongoing contractual or other commitments resulting from the Company's transactions with HDSI, other than the payment for services already rendered and billed. The agreement may be terminated upon 60 days' notice by either the Company or HDSI.

The following is a summary of transactions with HDSI that occurred during the reporting period:

	Year ended July 31,
	2020	2019	2018
HDSI: Services received based on management services agreement	$77,603	$50,406	$72,000
HDSI: Reimbursement of third party expenses paid	27,075	26,904	43,000
Total	$104,678	$77,310	$115,000

Outstanding balances were as follows:

	July 31, 2020	July 31, 2019
Balances payable to HDSI	$75,832	$2,972,945

In January 2016, the Company and HDSI reached a settlement agreement whereby HDSI agreed to forgive the balance due to HDSI in the net amount of $3,086,089 if the Company completes the following:

●	makes a cash payment of $180,207; and

●	issues 1,800,000 shares (pre-forward split basis of 600,000 shares) valued at $126,000.

The cash payment of $180,207 was paid during the year ended July 31, 2018 and the shares were issued to HDSI during the year ended July 31, 2020, completing the settlement and resulting in a gain on settlement of debt of $2,779,882.

(c)	Related Party Loan

In December 2018, the Company entered into a loan agreement with United Mineral Services Ltd. (the “Lender”), a company owned by a former director, pursuant to which the Lender advanced to the Company a principal sum of $100,000 with a six-month term, at an interest rate of 10% per annum calculated monthly and payable quarterly. The principal amount and related interest were repaid during the year ended July 31, 2020.